Equity method investment, net (Tables)	12 Months Ended
Dec. 31, 2022
Equity method investment, net
Schedule of equity method investments

Balance as of January 1, 2020	579,263
Additions	1,458
Share of results	3,970
Dividends received	(644)
Return of capital	(115,449)
Balance as of December 31, 2020	468,598
Additions	84,566
Share of results	(47)
Return of capital	(50,088)
Impairment losses	(187,329)
Disposal	(58,578)
Balance as of December 31, 2021	257,122
Additions	33,154
Share of results	(2,020)
Return of capital	(19,547)
Impairment losses	(62,623)
Balance as of December 31, 2022	206,086

Schedule of information pertaining to limited partnerships

Maximum
		amount of	Maximum
	Aggregated	additional	exposures to the
	carrying amount	capital	losses of the
	(before impairment loss)	commitment	limited
	of the limited partnerships	(Note 23)	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2021	444,451	301,444	745,895
Balance as of December 31, 2022	454,803	300,019	754,822

Schedule of effective interests, additional investments into these limited partnerships and received return of capital from these limited partnerships

	As of December 31,
	2021	2022
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	16%
Jiuyi	— *	— *
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Yunde	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	40%	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	15.7%	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	20%	20%
Deyu	— *	— *
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	20%	20%
Shenzhen Jiaxinda No.3 Investment Limited Partnership(“Jiaxinda”)	10%	10%
Shanghai Fangjin Management Limited Partnership (“Fangjin”）	49%	49%
Muju	30%	30%

Name of other equity method investees
Shenzhen Chenji Zhaozhao Technology Co., Ltd(“Chenji Zhaozhao”)	—	30%**
Shanghai Tinghaozhu Space Design Co., Ltd(“Tinghaozhu Space”)	—	40%**

*During the year ended December 31, 2021, the Group became the sole investor of Deyu and Jiuyi. Therefore, Deyu and Jiuyi become consolidated subsidiaries of the Group (see note 22).

**During the year ended December 31, 2022, the Group invested the Chenji Zhaozhao and Tinghaozhu Space, both of which the Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating polices accouting for 30% and 40% of their total equity, respectively.

	For the Year Ended December 31,
	2020		2021		2022
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Chengyun	—	(1,513)	—	—	—	—
Jiushen	—	(9,397)	22,000	(3,455)	6,350	(18,500)
Jiuchuan	—	(4,290)	—	(2,800)	—	—
Decheng	—	(463)	—	—	—	—
Longshutianye	—	(3,003)	—	(1,666)	—	—
Jiuyi	—	(26,312)	—	—	—	—
Jiuzhen	—	—	—	(1,826)	—	(414)
Yunde	—	(4,800)	4,690	(6,862)	—	—
Deyan	—	(3,500)	—	(1,300)	—	—
Detong	—	—	—	(48)	—	—
Derong	—	—	20,000	—	—	(1)
Jiushi	—	(38,220)	500	(31,371)	—	—
Qixing	—	(8,750)	—	—	—	—
Ruokun	—	(5,000)	—	—	—	—
Deyu	1,000	(4,000)	—	—	—	—
Honggeng	—	(2,201)	—	—	—	—
Jiaxinda	458	—	—	(458)	—	—
Fangjin	—	—	490	—	—	(234)
Muju	—	—	36,886	(302)	23,814	(398)

Name of other equity method investees
Chenji Zhaozhao	—	—	—	—	2,190	—
Tinghaozhu Space	—	—	—	—	800	—
Total	1,458	(111,449)	84,566	(50,088)	33,154	(19,547)

Schedule of combined unaudited financial information for these equity method investees

	As of December 31,
	2021	2022
	RMB	RMB
Balance sheet data:
Current assets	746,693	854,415
Non-current assets	173,579	171,618
Total assets	920,272	1,026,033
Current liabilities	207,316	226,849
Total liabilities	207,316	226,849
Equity	712,956	799,184
Total liabilities and shareholders’ equity	920,272	1,026,033

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating data:
Revenue	56,545	4,094	5,569
Operating income/(loss)	22,009	(4,253)	(14,412)
Net income/(loss)	22,431	(3,994)	(14,093)